Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding	Dec. 31, 2021 USD ($) $ / shares shares
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	26,316,129
Liquidation Preference (in Dollars per share) | $ / shares	$ 284,826
Carrying Value (in Dollars) | $	$ 279,503
Shares Issued	19,248,537
Series A Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	3,438,670
Liquidation Preference (in Dollars per share) | $ / shares	$ 5,082
Carrying Value (in Dollars) | $	$ 4,967
Shares Issued	3,438,670
Series B Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	6,065,646
Liquidation Preference (in Dollars per share) | $ / shares	$ 11,943
Carrying Value (in Dollars) | $	$ 11,038
Shares Issued	6,065,646
Series C Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	1,041,607
Liquidation Preference (in Dollars per share) | $ / shares	$ 6,869
Carrying Value (in Dollars) | $	$ 11,837
Shares Issued	1,023,631
Series C-1 Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	798,399
Liquidation Preference (in Dollars per share) | $ / shares	$ 16,072
Carrying Value (in Dollars) | $	$ 16,061
Shares Issued	798,399
Series D Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	3,646,050
Liquidation Preference (in Dollars per share) | $ / shares	$ 95,027
Carrying Value (in Dollars) | $	$ 85,648
Shares Issued	3,646,050
Series D-1 Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	1,515,152
Liquidation Preference (in Dollars per share) | $ / shares	$ 50,000
Carrying Value (in Dollars) | $	$ 49,957
Shares Issued	1,515,152
Series D-2 Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	1,515,151
Liquidation Preference (in Dollars per share) | $ / shares	$ 50,000
Carrying Value (in Dollars) | $	$ 49,949
Shares Issued	1,515,151
Series D-3 Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	3,750,000
Liquidation Preference (in Dollars per share) | $ / shares	$ 49,834
Carrying Value (in Dollars) | $	$ 50,046
Shares Issued	1,245,838
Series D-3A Preferred Stock [Member]
Preferred Stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	4,545,454
Liquidation Preference (in Dollars per share) | $ / shares
Carrying Value (in Dollars) | $
Shares Issued